Note 4 - Discontinued Operations and Assets Held for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

NOTE 3. DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE

In late 2013, we adopted a plan to sell all of our assets in South Texas and Oklahoma and discontinue our operations in these two geographical areas in order to concentrate our efforts in Appalachia. Based on this decision, the Company is negotiating with buyers for its three disposal wells in Oklahoma, has sold or has continued to sell its disposal wells in South Texas which include three operating wells and a lease to develop a fourth disposal well, and has sold or is negotiating the sale of the assets of White Top and Blackwater, which were used in our South Texas operations.

We ceased depreciation of fixed assets held for sale as of December 2013.

On May 14, 2007, we acquired an inactive 18.5 megawatt (“MW”) (nameplate capacity) biomass plant located in Southern California. The plant is owned by our wholly-owned subsidiary, GreenHunter Mesquite Lake, Inc. (“Mesquite Lake”), which was formed for the purpose of operating and owning assets which convert waste material to electricity. For multiple reasons, Management subsequently determined that development of this project was not practicable. We obtained an independent evaluation of the asset’s salvage value as of December 31, 2012, which was $2.0 million. The total carrying value of the project net assets prior to recording an impairment to its value was $17.9 million. The Company recorded an impairment of asset value of $12.9 million at September 30, 2012 and a further impairment of $3.0 million to reflect its salvage value at December 31, 2012. We recorded no impairments during 2013. On December 23, 2013, the Company entered into a letter of intent to sell the biomass plant, which included a non-refundable fee of $25 thousand that granted the buyer an exclusive right to purchase the property through February 15, 2014. On February 19, 2014, GreenHunter Mesquite Lake entered an agreement to sell the Mesquite Lake Biomass Project to ML Energy Park, LLC for $2.0 million. The closing is scheduled for March 15, 2015. The prospective buyer made an initial payment of $50 thousand as earnest money deposit and has continued to pay $50 thousand per month to date and is required to continue monthly payments for a year or until deciding to ultimately purchase the property. The monthly payments and the initial $25 thousand fee are non-refundable, but will be applied to the purchase if it is ultimately consummated. As of March 31, 2014, we have received $125 thousand of non-refundable earnest money deposits. The biomass assets were classified as held for sale at March 31, 2014. The previously reportable Biomass segment is being reported as part of discontinued operations.

The following represents selected items from the results of discontinued operations as of the dates indicated:

	For the Three Months Ended March 31,
	2014	2013
Revenue from discontinued operations	$419,350	$3,865,321
Goodwill impairment	-	(2,799,044)
Impairment of assets	-	(1,911,917)
Net loss from discontinued operations before taxes	(129,694)	(5,793,964)
Income tax expense	-	(6,675)
Loss from discontinued operations	(129,694)	(5,800,639)

NOTE4. DISCONTINUEDOPERATIONS ANDASSETSHELD FORSALE

On October 11, 2012, we received a cash payment of $2.9 million as consideration for the sale of the assets of GreenHunter Wind Energy, LLC, consisting of our Ocotillo wind project. The divestiture of our interests in this project resulted in a gain of $2.9 million, and is reflected as income from discontinued operations.

In late 2013, we adopted a plan to sell our assets in South Texas and Oklahoma and discontinue our operations in these two geographical areas in order to concentrate our efforts in Appalachia. Based on this decision, the Company began to seek and negotiate with buyers for its three disposal wells in Oklahoma, its disposal wells in South Texas which include three operating wells and a lease to develop a fourth disposal well, and the assets of White Top and Blackwater, which were used in our South Texas operations. We closed on the sale of all of our wells in South Texas except one in the first quarter of 2014, and the last one is under contract to sell and is expected to close in April 2014. See further discussion at Note 17 – Subsequent Events.

We have ceased depreciation of fixed assets held for sale in December 2013.

The following represents selected items from the results of discontinued operations as of the dates indicated:

	December 31,
	2013	2012

Revenue from discontinued operations	$12,175,165	$132,121

Goodwill impairment	$2,753,362	$—

Impairment of assets	$1,280,444	$—

Net income / (loss) for discontinued operations before taxes (Including gain on disposal of Ocotillo wind project of $2,936,500 in 2012)	$(7,445,397)	$2,835,821

Income tax expense	—	—

Income / (loss) from discontinued operations	$(7,445,397)	$2,835,821